Significant accounting policies - Summary of expected credit loss models relies on macroeconomic variables (Detail)	Dec. 31, 2021	Dec. 31, 2020
GDP Growth [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Unemployment Rate [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Gross Capital Formation [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Consumer [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Domestic Demand [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Purchase capacity [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Real Consumption [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Unit Labour Cost [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate